OBLIGATIONS UNDER CAPITAL LEASE	12 Months Ended
Dec. 31, 2015
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]

8 — OBLIGATIONS UNDER CAPITAL LEASE

The future minimum payments for capital leases as of December 31, 2015 are as follows:

2016	$66,000
2017	66,000
2018	24,000
2019	16,000
2020	14,000
Total minimum lease payments	186,000
Less amount representing interest	(26,000)
Present value of the net minimum lease payments	160,000
Less obligations under capital lease maturing within one year	54,000
Long-term portion of obligations under capital lease	$106,000

The interest rate for the capital leases range between 7.6% and 7.9% and the leases mature between February 2018 and October 2020.
As of December 31, 2015 and 2014, the Company held equipment under capital leases was in the gross amount of $195,000 and $370,000 net of accumulated amortization of $19,000 and $55,000, respectively. Amortization expense for the capital leases for the year ended December 31, 2015 and 2014 are included in the depreciation expense. During the year ended December 31, 2015, the Company repaid the remaining capital lease obligations associated with the equipment held under capital lease obligations in the prior year. As a result, equipment with the gross balance of $195,000 is the only equipment for which obligations under capital lease arrangements remains at December 31, 2015.